Prepayments, deposits and other assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments Deposits And Other Assets [Abstract]
Summary of Prepayments, deposits and other assets

	As at
	December 31,	June 30
	2025	2026
	RMB’million	RMB’million
Included in non-current assets
Prepaid content royalties	267	359
Others	98	86

	365	445

Included in current assets
Prepaid content royalties	2,117	2,445
Interest receivables	840	719
Prepaid promotion and other expenses	756	921
Prepaid vendors deposits and other receivables	198	383
Value-added tax recoverable	98	226
Receivable from Tencent (Note 27(b))	78	48
Others	96	3

	4,183	4,745